Segment Reporting (Details) - segment			12 Months Ended
	Aug. 31, 2025	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2023
Segment Reporting [Line Items]
Description of CODM			The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting units when making decisions about allocating resources and assessing performance of the Group.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]
Number of operating segment	1	2		1